UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

FIMCO Select Fund
Schedule of Investments at February 28, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 80.0%

	Auto Components: 2.1%
23,000	Superior Industries International, Inc.	$493,350

	Beverages: 5.2%
10,400	Anheuser-Busch Companies, Inc.	510,432
14,800	The Coca-Cola Co.[1]	690,864
		1,201,296
	Building Products: 5.4%
11,200	American Standard Companies, Inc.	593,488
11,900	USG Corp. *	644,861
		1,238,349
	Capital Markets: 3.4%
37,000	Janus Capital Group, Inc.[1]	786,250

	Commercial Banks: 3.1%
21,400	Commerce Bancorp Inc.	715,188

	Communications Equipment: 2.2%
19,800	Cisco Systems, Inc. *	513,612

	Food & Staples Retailing: 8.8%
16,200	Costco Wholesale Corp.[1]	905,418
23,000	Wal-Mart Stores, Inc.[1]	1,110,900
		2,016,318
	Hotels Restaurants & Leisure: 2.8%
37,700	The Steak N Shake Co. *	648,063

	Household Durables: 4.3%
41,835	Palm Harbor Homes, Inc. *	545,947
5,100	Whirlpool Corp.	449,871
		995,818
	Industrial Conglomerates: 2.2%
16,500	Tyco International Ltd.	508,695

	Insurance: 8.8%
6,800	Arch Capital Group Ltd. *	438,532
261	Berkshire Hathaway, Inc. - Class B *	919,503
1,400	Markel Corp. *	670,390
		2,028,425
	Internet & Catalog Retail: 2.9%
21,000	eBay, Inc. *	673,260

	IT Services: 4.0%
20,000	First Data Corp.	510,600
18,400	The Western Union Co.	398,728
		909,328
	Life Science Tools & Services: 2.0%
9,900	Thermo Electron Corp. *	448,173

	Machinery: 2.9%
9,450	PACCAR, Inc.	656,680

	Media: 2.3%
700	The Washington Post Co. - Class B	536,200

	Multiline Retail: 2.9%
39,000	Dollar General Corp.	658,320

	Oil & Gas: 3.0%
10,400	ConocoPhillips[1]	680,368

	Pharmaceuticals: 3.1%
11,300	Johnson & Johnson[1]	712,465

	Software: 2.9%
23,500	Microsoft Corp.[1]	661,995

	Specialty Retail: 5.7%
31,400	Borders Group, Inc.[1]	671,332
12,100	Carmax, Inc. *	637,670
		1,309,002
	TOTAL COMMON STOCKS
	(Cost $16,700,160)	18,391,155

	INVESTMENT COMPANIES: 32.3%
26,400	Energy Select Sector SPDR Fund[1]	1,502,160
20,300	Financial Select Sector SPDR Fund[1]	729,785
46,500	Health Care Select Sector SPDR Fund[1]	1,566,120
17,500	Materials Select Sector SPDR Fund	655,375
2,800	SPDR Trust Series[1]	394,604
20,100	Utilities Select Sector SPDR Fund[1]	772,845
30,300	Vanguard Information Technology Index Fund[1]	1,583,175
2,800	Vanguard Telecommunication Services Index Fund	211,960
		7,416,024
	TOTAL INVESTMENT COMPANIES
	(Cost $6,971,778)	7,416,024

Contracts
	CALL OPTIONS PURCHASED: 0.4%
100	Wal-Mart Stores, Inc. Expiration: January, 2009, Exercise Price: $45.00	87,700

	TOTAL CALL OPTIONS PURCHASED
	(Cost $76,500)	87,700

Shares
	SHORT-TERM INVESTMENT: 2.4%
558,565	Fidelity Institutional Money Market Portfolio	558,565

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $558,565)	558,565

	TOTAL INVESTMENTS IN SECURITIES: 115.1%
	(Cost $24,307,003)	26,453,444
	Liabilities in Excess of Other Assets: (15.1)%	(3,470,066)
	TOTAL NET ASSETS: 100.0%	$22,983,378

*	Non-income producing security.
1	A portion of securities held as collateral on securities sold short as of February 28, 2007.
FIMCO Select Fund
Schedule of Securities Sold Short at February 28, 2007 (unaudited)

Shares		Value
34,300	Consumer Discretionary Select Sector SPDR Fund	$1,311,289
37,800	Consumer Staples Select Sector SPDR Fund	989,982
28,800	Industrial Select Sector SPDR Fund	1,020,096
		3,321,367
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,196,396)	$3,321,367

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows+:

Cost of investments	$24,351,557
Gross unrealized appreciation	2,440,133
Gross unrealized depreciation	(338,246)
Net unrealized appreciation	$2,101,887

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  April 30, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  April 30, 2007

* Print the name and title of each signing officer under his or her signature.